Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Summary of Segment Reporting Information
Summarized information by segments for the years ended December 31, 2022, 2023 and 2024 is as follows:

	For the year ended December 31, 2022
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	314,770	3,606	73,172	391,548
Revenues from sales of products	—	171,690	—	171,690

Total revenues	314,770	175,296	73,172	563,238

Cost of revenues:	(82,123)	(63,296)	(37,780)	(183,199)

Gross profit	232,647	112,000	35,392	380,039

	For the year ended December 31, 2023
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	232,812	(3,704)	115,922	345,030
Revenues from sales of products	—	192,405	—	192,405

Total revenues	232,812	188,701	115,922	537,435

Cost of revenues:	(49,473)	(72,570)	(52,165)	(174,208)

Gross profit	183,339	116,131	63,757	363,227

	For the year ended December 31, 2024
	Central laboratory business		In-hospital business		Pharma research and development services		Total
	RMB	US$	RMB	US$	RMB	US$	RMB	US$
Revenues:
Revenues from services	175,649	24,064	(592)	(81)	115,681	15,848	290,738	39,831

Revenue from sales of products	—	—	225,084	30,836	—	—	225,084	30,836

Total revenues	175,649	24,064	224,492	30,755	115,681	15,848	515,822	70,667

Cost of revenues:	(33,808)	(4,632)	(65,099)	(8,919)	(54,515)	(7,469)	(153,422)	(21,020)

Gross profit	141,841	19,432	159,393	21,836	61,166	8,379	362,400	49,647

Summary of Total Long Lived Assets By Geographical Location
The analysis of the total long-lived assets excluding equity method investment, convertible note receivable and intangible assets by country was as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
PRC	127,866	102,154	13,996
United States	21,418	6,112	837

	149,284	108,266	14,833

Summary Of Revenues By Geographic Area
Total revenues by geographic area are presented as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
PRC	553,304	534,928	510,241	69,902
United States	9,934	2,507	5,581	765

	563,238	537,435	515,822	70,667